Annual Total Returns- JPMorgan Mid Cap Equity Fund (R2 R5 R6 Shares) [BarChart] - R2 R5 R6 Shares - JPMorgan Mid Cap Equity Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.80%)	18.10%	36.74%	12.99%	0.29%	7.54%	21.54%	(8.04%)	33.21%	22.97%